UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-07737

                               THE PURISIMA FUNDS
               (Exact name of registrant as specified in charter)



                              13100 SKYLINE BLVD.
                           WOODSIDE, CALIFORNIA 94062
              (Address of principal executive offices) (Zip code)



              U. S. BANCORP FUND SERVICES, LLC 2020 EAST FINANCIAL
                   WAY, SUITE 100 GLENDORA, CALIFORNIA 91741

                    (Name and address of agent for service)



                                 (650) 851-3334
               Registrant's telephone number, including area code



Date of fiscal year end: AUGUST 31



Date of reporting period:  FEBRUARY 28, 2011

ITEM 1. REPORTS TO STOCKHOLDERS.

The Purisima Funds
--------------------------------------------------------------------------------
SEMI-ANNUAL REPORT (UNAUDITED)
FEBRUARY 28, 2011
The Purisima Total Return Fund

TABLE OF CONTENTS

A Letter to Our Shareholders                         2
Sector Breakdown                                     5
Expense Example                                      6
Schedule of Investments                              7
Statement of Assets and Liabilities                 13
Statement of Operations                             14
Statement of Changes in Net Assets                  15
Financial Highlights                                16
Notes to Financial Statements                       17
Other Information                                   24
Trustees and Officer Information                    28
Privacy Notice                                      32

INVESTMENT OBJECTIVES

PURISIMA TOTAL RETURN FUND

The Purisima Total Return Fund ("the Fund") seeks a high total return. (Total return includes capital appreciation, dividend and interest income, and distributions).







EACH FUND RESERVES THE RIGHT TO REJECT ANY ORDER FOR THE PURCHASE OF ITS SHARES OR TO LIMIT OR SUSPEND, WITHOUT PRIOR NOTICE, THE OFFERING OF ITS SHARES. THE REQUIRED MINIMUM INVESTMENTS MAY BE WAIVED IN THE CASE OF CERTAIN QUALIFIED RETIREMENT PLANS. THE FUNDS WILL NOT ACCEPT YOUR ACCOUNT IF YOU ARE INVESTING FOR ANOTHER PERSON AS ATTORNEY-IN-FACT. THE FUNDS ALSO WILL NOT ACCEPT ACCOUNTS WITH A "POWER OF ATTORNEY" IN THE REGISTRATION SECTION OF THE PURCHASE APPLICATION.

A LETTER TO OUR SHAREHOLDERS

Welcome to the semi-annual report for the Purisima Total Return Fund for the six-month period ended February 28, 2011. The primary investment objective of the Fund is achieving high total return for shareholders.

MARKET REVIEW AND OUTLOOK

Stocks ended 2010 on a high note. However, we expect a more subdued 2011 with more modest returns and a much wider dispersion of returns by category and stock around the averages. Historically, third years of bull markets have often been modestly positive or mildly negative, occasionally very strong, but not terrible. And in those years, dispersion increased, and by year end, market leadership changed. We believe 2011 may be typical of that, reminiscent of 1960, 1977, 1994, and 2005 - pauses that refresh before the next potential big up-leg. We call it the Year of the Alpha Bet.

In each of the last four years, correctly assessing overall stock market direction overwhelmingly determined investment success or disappointment-much more than the type of stock bought. Because return dispersion among categories was relatively modest and their directionality near uniform (big positives in 2007, 2009, and 2010; huge negative in 2008), betting on broad market and economic trends (what finance calls systemic or "Beta Bets") was paramount.

By stark contrast, beating 2011's market should require correct "Alpha Bets" (e.g., picking the right countries, sectors, industries, individual securities, etc.). In an alpha-driven market, macro bulls and bears are frustrated because beta is scarce, but making accurate micro decisions can generate quite satisfactory returns.

FUND POSITIONING

Two years ago, we said the initial, sentiment-driven bounce off the bear market bottom would eventually subside and fundamental drivers would regain primacy. That transition appears to have begun and should mature this year. While our current portfolio positioning is appropriate for now, we anticipate various adjustments as 2011 fundamentals evolve.

The widely feared double-dip recession didn't materialize in 2010. The five PIIGS (Portugal, Italy, Ireland, Greece, and Spain) countries' debt problems didn't destroy the recovery. Optimism increased. There are too many optimists now. There are also too many pessimists, but little in between-a bar-belled, bifurcated sentiment display, which is rare but not unprecedented. Global economic and corporate earnings growth should continue, although at increasingly inconsistent rates among categories. Monetary policy remains highly accommodative; fiscal policy risks have mostly abated; equity valuations remain at big discounts to fixed income; third years of US presidential cycles have been almost always positive for stocks, if sometimes only slightly; and most major, identifiable risks seem unlikely to become crises in 2011.

These bullish factors argue against a sharp downturn in 2011. The period we earlier described as the "Pessimism of Disbelief," however, has ended. Investor sentiment has improved too much, too fast to make high stock returns likely. Continual pessimists and those newly afraid of heights balance the virtual sentiment barbell, suggesting the market delivers a widely frustrating middle ground painful for beta bettors, with a fair degree of volatility along the way.

For the six-month period ending February 28, 2011, the Fund's country and sector allocation decisions overall benefited the portfolio relative to the MSCI World Index benchmark. The Fund's overweight to the United States and underweights to Singapore, Japan, and the United Kingdom added to returns, while an underweight to Canada and an overweight to Switzerland hurt returns. From a sector standpoint, underweights to Utilities, Health Care, and Consumer Staples and overweights to Materials, Industrials, and Energy benefited returns.

The Fund's stock selection overall benefited from portfolio returns relative to the benchmark. Stock selection in the United States, United Kingdom, Germany, and Australia helped returns, while stock selection in Switzerland, the Netherlands, and Spain hurt returns. From a sector standpoint, stock selection in Materials, Industrials, Energy, and Information Technology helped returns, while stock selection in Financials, Health Care, and Consumer Staples detracted.

CLOSING REMARKS

The Fund outperformed the MSCI World Index benchmark over the six-month period ending February 28, 2011. The categories that led during the initial bounce should still lead into early 2011. However, as the bull market matures and new fundamental trends emerge, a change in leadership among categories is likely, requiring some material portfolio realignment, though this rotation is doubtful in the first quarter - more likely later in the year. Done right, 2011 can be a perfectly fine year.

Thank you for your continued interest and support.

Sincerely,



/s/ KENNETH L. FISHER
----------------------
Kenneth L. Fisher
Chairman and Chief Investment
Officer Fisher Investments

OPINIONS EXPRESSED ABOVE ARE THOSE OF KENNETH L. FISHER AND ARE SUBJECT TO CHANGE, ARE NOT GUARANTEED AND SHOULD NOT BE CONSIDERED INVESTMENT ADVICE.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.

FUND HOLDINGS AND SECTOR ALLOCATIONS ARE SUBJECT TO CHANGE AND ARE NOT RECOMMENDATIONS TO BUY OR SELL ANY SECURITY.

MUTUAL FUND INVESTING INVOLVES RISK OF LOSS. PRINCIPAL LOSS IS POSSIBLE. THE FUND MAY USE SHORT SALES OF SECURITIES, WHICH INVOLVE THE RISK THAT LOSSES MAY EXCEED THE ORIGINAL AMOUNT INVESTED. FOREIGN INVESTING INVOLVES SPECIAL RISKS, INCLUDING A GREATER VOLATILITY AND POLITICAL, ECONOMIC AND CURRENCY RISKS AND DIFFERENCES IN ACCOUNTING METHODS. SMALL- AND MEDIUM-CAPITALIZATION COMPANIES TEND TO HAVE LIMITED LIQUIDITY AND GREATER PRICE VOLATILITY THAN LARGE CAPITALIZATION COMPANIES. GROWTH STOCKS TYPICALLY ARE MORE VOLATILE THAN VALUE STOCKS; HOWEVER, VALUE STOCKS HAVE A LOWER EXPECTED GROWTH RATE IN EARNINGS AND SALES. INVESTMENTS IN DEBT SECURITIES TYPICALLY DECREASE IN VALUE WHEN INTEREST RATES RISE. THIS RISK IS GREATER FOR LONGER-TERM DEBT SECURITIES.

The MSCI World Index is a broad-based unmanaged capitalization-weighted stock index designed to measure global developed market equity performance. It consists of 23 developed market country indices. One cannot invest directly in an index.

Alpha is an annualized return measure of how much better or worse a fund's performance is relative to an index of funds in the same category, after allowing for differences in risk. Beta measures the volatility of the fund, as compared to that of the overall market. The Market's beta is set at 1.00; a beta higher than 1.00 is considered to be more volatile than the market, while a beta lower than 1.00 is considered to be less volatile.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS.

FISHER INVESTMENTS IS THE ADVISER TO THE PURISIMA FUNDS. THE PURISIMA FUNDS ARE DISTRIBUTED BY QUASAR DISTRIBUTORS, LLC

SECTOR BREAKDOWN(1) (UNAUDITED)

                                     PURISIMA TOTAL RETURN FUND
                      ----------------------------------------------------
                      Industrials                                    18.1%
                      Energy                                         16.2%
                      Materials                                      14.7%
                      Information Technology                         13.8%
                      Financials                                     13.2%
                      Consumer Discretionary                          9.0%
                      Consumer Staples                                5.8%
                      Mutual Funds                                    4.5%
                      Healthcare                                      3.5%
                      Telecommunication Services                      1.2%
                      Utilities                                       0.0%
                      ----------------------------------------------------
                      Total                                         100.0%

--------
(1) Percentage of Total Investments as of February 28, 2011.

IMPORTANT INFORMATION

The following disclosure provides important information regarding the Fund's Expense Example. Please refer to this information when reviewing the Expense Example for the Fund.

EXPENSE EXAMPLE (UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period indicated and held for the entire period from September 1, 2010 to February 28, 2011, for the Total Return Fund.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Fund's actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), or redemption fees. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                       ACTUAL          HYPOTHETICAL PERFORMANCE
PURISIMA TOTAL RETURN FUND           PERFORMANCE     (5% RETURN BEFORE EXPENSES)
--------------------------------------------------------------------------------
Beginning Account Value              $   1,000.00           $ 1,000.00
(09/01/10)
Ending Account Value (02/28/2011)    $   1,314.60           $ 1,017.75
Expenses Paid During Period (1)      $       8.15           $     7.10
--------------------------------------------------------------------------------

--------
(1) Expenses are equal to the Fund's expense ratio for the six month period of 1.42% for the Total Return Fund multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).


PURISIMA TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2011 (UNAUDITED)

SHARES                                                                  VALUE
--------------------------------------------------------------------------------

COMMON STOCKS: 94.31%
AUSTRALIA: 2.06%
94,000         BHP Billiton, Ltd. - ADR                              $ 8,892,400
                                                                     -----------
BRAZIL: 3.24%
  1,700        BM&FBovespa SA                                             11,474
  6,600        Companhia Siderurgica Nacional SA - ADR                   107,382
  2,400        Embraer SA                                                 81,744
 13,900        Gafisa SA                                                  85,298
159,830        Petroleo Brasileiro SA - ADR                            6,366,029
212,700        Vale SA - ADR                                           7,280,721
  8,900        Weg SA                                                    109,712
                                                                     -----------
                                                                      14,042,360
                                                                     -----------
CANADA: 2.45%
125,800        Bank Nova Scotia Halifax                                7,780,730
 72,500        Cenovus Energy, Incorporated                            2,820,975
                                                                     -----------
                                                                      10,601,705
                                                                     -----------
CHINA: 2.92%
 51,550        Baidu.com - ADR (a)                                     6,245,798
    800        China Life Insurance Company, Ltd. - ADR                   45,792
 34,000        China Oilfield Services, Ltd.                              67,756
    750        China Petroleum & Chemical Corporation -                   76,950
               ADR
 26,110        CNOOC, Ltd. - ADR                                       5,961,957
 58,000        Industrial & Commercial Bank of China,                     44,535
               Ltd.
100,000        Lenovo Group, Ltd.                                         60,478
 20,800        Weichai Power Company, Ltd.                               138,346
                                                                     -----------
                                                                      12,641,612
                                                                     -----------
FRANCE: 1.80%
 18,200        AXA                                                       382,254
180,550        AXA - ADR                                               3,780,717
 46,708        BNP Paribas SA                                          3,646,867
                                                                     -----------
                                                                       7,809,838
                                                                     -----------
GERMANY: 5.41%
130,700        BASF AG - ADR                                          10,863,784
 93,600        Siemens AG - ADR                                       12,583,584
                                                                     -----------
                                                                      23,447,368
                                                                     -----------

The accompanying notes are an integral part of these financial statements.     7


SHARES                                                                  VALUE
--------------------------------------------------------------------------------

HONG KONG: 0.94%
260,800        Cheung Kong Holdings, Ltd. - ADR                      $ 4,058,048
                                                                     -----------
INDIA: 0.02%
  1,300        Reliance Industries, Ltd. - GDR 144A                       55,367
  2,450        Sterlite Industries India, Ltd. - ADR                      36,113
                                                                     -----------
                                                                          91,480
                                                                     -----------
INDONESIA: 0.05%
119,000        Bank Rakyat Tbk PT                                         63,402
156,400        Bumi Resources Tbk PT                                      53,188
 75,000        International Nickel Indonesia Tbk PT                      42,935
 98,500        Medco Energi Internasional Tbk PT                          32,660
                                                                     -----------
                                                                         192,185
                                                                     -----------
JAPAN: 2.79%
146,800        Honda Motor Company, Ltd. - ADR                         6,413,692
454,200        Mitsubishi UFJ Financial Group,                         2,511,726
               Incorporated - ADR
 86,200        Sony Corporation                                        3,153,800
                                                                     -----------
                                                                      12,079,218
                                                                     -----------
MALAYSIA: 0.04%
 21,200        CIMB Group Holdings BHD                                    56,014
 23,600        Genting BHD                                                77,287
 53,100        MMC Corporation BHD                                        47,173
                                                                     -----------
                                                                         180,474
                                                                     -----------
MEXICO: 1.28%
 89,900        America Movil SA de CV - ADR                            5,162,058
 40,720        Grupo Mexico SA de CV                                     155,175
  3,950        Industrias Penoles SA de CV                               137,406
  2,625        Wal-Mart De Mexico SA de CV - ADR                          74,970
                                                                     -----------
                                                                       5,529,609
                                                                     -----------
NETHERLANDS: 1.71%
245,400        Unilever NV - ADR                                       7,420,896
                                                                     -----------

POLAND: 0.03%
    450        Bank Pekao SA - GDR                                        25,793
    375        Bre Bank SA (a)                                            40,635
  1,075        KGHM Polska Miedz SA - GDR                                 65,776
                                                                     -----------
                                                                         132,204
                                                                     -----------
RUSSIAN FEDERATION: 0.00%
  2,450        OAO Gazprom - Sponsored - ADR (a)                          71,939
                                                                     -----------

SOUTH AFRICA: 0.04%
  3,900        Anglo Platinum, Ltd. - ADR                                 62,829
  2,500        MTN Group Ltd.                                             44,129
  1,200        Sasol, Ltd. - ADR                                          65,844
                                                                     -----------
                                                                         172,802
                                                                     -----------

8     The accompanying notes are an integral part of these financial statements.


SHARES                                                                  VALUE
--------------------------------------------------------------------------------

SOUTH KOREA: 0.21%
  1,100        Daewoo Shipbuilding & Marine
               Engineering Company, Ltd.                             $    33,624
    725        Daewoo Shipbuilding & Marine
               Engineering Company, Ltd. - GDR 144A                       44,467
  1,700        Hynix Semiconductor Incorporated (a)                       42,701
    680        Hyundai Dept Store                                         73,202
    360        Hyundai Heavy Industries Company, Ltd.                    138,750
  1,550        LG Display Company, Ltd.                                   49,165
    200        Lotte Shopping Company                                     69,464
    800        POSCO - ADR                                                82,464
    275        Samsung Electronics Company, Ltd. - GDR                   112,446
               144A (a)
    225        Samsung Fire & Marine Insurance Company                    44,555
    600        Samsung Securities Company, Ltd.                           40,243
    375        Shinhan Financial Group Company, Ltd. -                    31,429
               ADR
    755        SK Energy Company, Ltd.                                   117,065
  1,700        Woori Investment & Securities, Incorporated                30,727
                                                                     -----------
                                                                         910,302
                                                                     -----------
SPAIN: 1.30%
458,404        Banco Santander Central Hispano SA - ADR                5,638,369
                                                                     -----------
SWITZERLAND: 7.81%
295,800        ABB, Ltd. - ADR                                         7,250,058
153,400        Credit Suisse Group - ADR                               7,091,682
155,050        Nestle SA                                               8,777,990
 46,000        Roche Holdings AG                                       6,936,390
 44,306        Transocean, Ltd. (a)                                    3,749,617
                                                                     -----------
                                                                      33,805,737
                                                                     -----------
TAIWAN: 0.08%
  9,070         Advanced Semiconductor Engineering,
                Incorporated - ADR                                        51,881
    787         Asustek Computer, Incorporated - GDR                      35,559
                (a)
 10,745         Hon Hai Precision - GDR                                   79,942
  2,177         Pegatron Corporation (a)                                  12,808
  6,342         Siliconware Precision Industries, Ltd.                    43,062
                - ADR
 10,135         Taiwan Semiconductor Manufacturing
                Company, Ltd. - ADR                                      124,559
                                                                     -----------
                                                                         347,811
                                                                     -----------

UNITED KINGDOM: 3.14%
153,900        Anglo American Plc - ADR                                4,159,917
 69,350        GlaxoSmithKline Plc - ADR                               2,677,603
 94,900        Rio Tinto Plc - ADR                                     6,745,492
                                                                     -----------
                                                                      13,583,012
                                                                     -----------

  The accompanying notes are an integral part of these financial statements.   9


SHARES                                                                  VALUE
--------------------------------------------------------------------------------
UNITED STATES: 56.99%
135,000        ABB Ltd.                                              $ 6,493,500
112,700        Adobe System, Incorporated (a)                          3,888,150
 35,100        Amazon.com, Incorporated (a)                            6,082,479
137,550        Anadarko Petroleum Corporation                         11,255,717
592,300        Applied Materials, Incorporated                         9,731,489
 78,200        Boeing Company                                          5,631,182
121,200        Carnival Corporation                                    5,171,604
112,500        Caterpillar, Incorporated                              11,579,625
369,400        Cisco Systems, Incorporated (a)                         6,856,064
142,200        Coach, Incorporated                                     7,809,624
112,500        Dover Corporation                                       7,228,125
324,850        EMC Corporation (a)                                     8,839,169
 70,000        Emerson Electric Company                                4,176,200
100,100        Exxon Mobil Corporation                                 8,561,553
233,000        Freeport-McMoRan Copper & Gold,                        12,337,350
               Incorporated
217,050        General Electric Company                                4,540,686
 82,000        Honeywell International, Incorporated                   4,748,620
299,800        Intel Corporation                                       6,436,706
 91,200        Johnson & Johnson                                       5,603,328
251,300        Microsoft Corporation                                   6,679,554
 49,500        Mosaic Company                                          4,249,575
 99,300        National Oilwell Varco, Incorporated                    7,901,301
122,300        Occidental Petroleum Corporation                       12,470,931
316,200        Oracle Corporation                                     10,402,980
121,500        PACCAR, Incorporated                                    6,090,795
 87,800        PNC Financial Services Groups,                          5,417,260
               Incorporated
 91,500        PPG Industries, Incorporated                            8,086,770
 63,225        Procter & Gamble Company                                3,986,336
113,000        Schlumberger Ltd.                                      10,556,460
 82,900        Target Corporation                                      4,356,395
141,466        Time Warner, Incorporated                               5,404,001
 71,100        Union Pacific Corporation                               6,783,651
 85,300        United Technologies Corporation                         7,125,962
 94,400        Wal Mart Stores, Incorporated                           4,906,912
168,900        Wells Fargo & Company                                   5,448,714
                                                                   -------------
                                                                     246,838,768
                                                                   -------------
TOTAL COMMON STOCKS
(Cost $308,716,332)                                                $ 408,488,137
                                                                   -------------


10    The accompanying notes are an integral part of these financial statements.




SHARES                                                                  VALUE
--------------------------------------------------------------------------------

PREFERRED STOCKS: 1.17%
BRAZIL: 1.17%
   233,634     Banco Bradesco SA                                   $   4,574,554
     2,700     Companhia de Bebidas das Americas (AmBev)                  72,927
               - ADR
     2,629     Companhia Energetica de Minas Gerais -                     44,325
               ADR
     5,825     Itau Unibanco Holdings SA - ADR                           129,431
     7,200     Lojas Americanas SA                                        57,858
       880     Ultrapar Participacoes SA                                  13,889
     6,100     Vale SA - ADR                                             182,817
                                                                   -------------
                                                                       5,075,801
                                                                   -------------
TOTAL PREFERRED STOCKS
(Cost $5,372,700)                                                    $ 5,075,801
                                                                   -------------
MUTUAL FUNDS: 4.49%
19,440,494     SEI Daily Income Trust Government Fund                 19,440,494
                                                                   -------------
TOTAL MUTUAL FUNDS
(Cost $19,440,494)                                                  $ 19,440,494
                                                                   -------------
TOTAL INVESTMENTS
(Cost $333,529,526): 99.97%                                          433,004,432
Other Assets in Excess of Liabilities: 0.03%                             147,276
                                                                   -------------
TOTAL NET ASSETS: 100.0%                                           $ 433,151,708
                                                                   =============

ADR - American Depositary Receipt.
GDR - Global Depository Receipt.
(a) Non Income Producing.


The accompanying notes are an integral part of these financial statements.    11



INDUSTRY                                                         % OF NET ASSETS
--------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels                                           11.07%
Metals & Mining                                                        9.30%
Commercial Banks                                                       8.18%
Machinery                                                              5.86%
Chemicals                                                              5.36%
Energy Equipment & Services                                            5.14%
Pharmaceuticals                                                        5.01%
Software                                                               4.84%
Aerospace & Defense                                                    4.06%
Industrial Conglomerates                                               3.97%
Semiconductors & Semiconductor Equipment                               3.82%
Food Products                                                          3.74%
Electrical Equipment                                                   2.64%
Computers & Peripherals                                                2.07%
Textiles, Apparel & Luxury Goods                                       1.81%
Capital Markets                                                        1.65%
Communications Equipment                                               1.58%
Road & Rail                                                            1.57%
Automobiles                                                            1.48%
Internet & Catalog Retail                                              1.44%
Internet Software & Services                                           1.41%
Media                                                                  1.25%
Hotels Restaurants & Leisure                                           1.21%
Wireless Telecommunication Services                                    1.20%
Food & Staples Retailing                                               1.15%
Multiline Retail                                                       1.05%
Insurance                                                              0.98%
Household Products                                                     0.94%
Real Estate Management & Development                                   0.92%
Household Durables                                                     0.75%
Beverages                                                              0.03%
Diversified Financial Services                                         0.02%
Electric Utilities                                                     0.01%
Electronic Equipment & Instruments                                     0.00%
                                                                     -------
  TOTAL INVESTMENT IN SECURITIES                                      95.51%
Cash Equivalent                                                        4.49%
Other Assets in Excess of Liabilities                                  0.00%
                                                                     -------
TOTAL NET ASSETS                                                      100.0%
                                                                     =======


12    The accompanying notes are an integral part of these financial statements.



PURISIMA TOTAL RETURN FUND
STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 28, 2011 (UNAUDITED)

ASSETS:
Investments at value (cost $333,529,526)                           $ 433,004,432
Cash                                                                       4,868
Receivables:
  Interest and dividends receivable                                    1,140,616
  Receivable for Fund shares sold                                        403,406
  Receivable for investments sold                                      5,964,526
Prepaid expenses                                                          82,196
                                                                   -------------
Total Assets                                                         440,600,044
                                                                   -------------
LIABILITIES:
  Payable for investments purchased                                    6,411,825
  Payable for fund shares redeemed                                       231,936
  Payable to the adviser (Note 3)                                        330,774
  Accrued distribution fees (Note 4)                                     294,378
  Accrued fund administration, fund accounting,
   transfer agent and custody fees                                       140,354
  Accrued expenses                                                        39,069
                                                                   -------------
  Total Liabilities                                                    7,448,336
                                                                   -------------

NET ASSETS                                                         $ 433,151,708
                                                                   =============
Number of shares issued and outstanding
  (unlimited shares authorized, $0.01 par value)                      20,553,980
                                                                   =============
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING
PRICE PER SHARE                                                    $       21.07
                                                                   =============
COMPONENTS OF NET ASSETS
  Paid-in capital                                                    365,970,976
  Undistributed net investment income                                    615,086
  Accumulated net realized loss on investments                       (32,946,742)
  Net unrealized appreciation on investments                          99,474,906
  Net unrealized appreciation on foreign currency                         37,482
                                                                   -------------
  NET ASSETS                                                       $ 433,151,708
                                                                   =============

The accompanying notes are an integral part of these financial statements.    13





PURISIMA TOTAL RETURN FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED FEBRUARY 28, 2011 (UNAUDITED)

INVESTMENT INCOME
  Dividend income(1)                                               $   3,468,620
  Interest income                                                            833
                                                                   -------------
  Total Investment Income                                              3,469,453
                                                                   -------------
EXPENSES
  Investment advisory fees (Note 3)                                    2,004,476
  Distribution fees (Note 4)                                             340,761
  Administration fees (Note 3)                                           149,759
  Transfer agent fees                                                    110,225
  Fund accounting fees                                                    62,445
  Miscellaneous expenses                                                  52,450
  Custody fees                                                            56,110
  Registration fees                                                       14,795
  Audit fees                                                              17,605
  Reports to shareholders                                                 15,385
  Legal fees                                                              11,107
  Trustees fees                                                           10,860
  Interest expense (Note 2)                                                   84
                                                                   -------------
  Total expenses                                                       2,846,062
                                                                   -------------
NET INVESTMENT INCOME                                                    623,391
                                                                   -------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain on investments                                       236,868
  Net realized gain on foreign currency translation                        7,089
  Change in net unrealized appreciation/(depreciation) on
   investments                                                       105,331,816
  Change in net unrealized appreciation/(depreciation) on
   foreign currency                                                       20,893
                                                                   -------------
   Net Realized and Unrealized Gain on Investments                   105,596,666
                                                                   -------------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS            $ 106,220,057
                                                                   =============

--------
(1) Net of $185,302 in foreign withholding taxes.




14    The accompanying notes are an integral part of these financial statements.



PURISIMA TOTAL RETURN FUND
STATEMENT OF CHANGES IN NET ASSETS

                                               SIX MONTHS ENDED     YEAR ENDED
                                               FEBRUARY 28, 2011 AUGUST 31, 2010
                                               ----------------- ---------------
                                                  (Unaudited)
OPERATIONS
  Net investment income                           $    623,391   $  2,872,375
  Net realized gain (loss) on investments and
   foreign currency translation                        243,957     (4,837,360)
  Change in net unrealized appreciation/
   (depreciation) on investments                   105,331,816      4,920,138
  Change in net unrealized appreciation/
   (depreciation) on foreign currency                   20,893         11,880
                                                  ------------   ------------
  NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                 106,220,057      2,967,033
                                                  ------------   ------------
DISTRIBUTION TO SHAREHOLDERS
  From net investment income                        (2,869,875)    (3,798,545)
  From net realized loss on investments                   --         (175,548)
                                                  ------------   ------------
   NET DECREASE IN NET ASSETS RESULTING
    FROM DISTRIBUTIONS PAID                         (2,869,875)    (3,974,093)
                                                  ------------   ------------
CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                         21,828,119     43,364,621
  Proceeds from reinvestment of distributions        2,743,371      3,841,013
  Cost of shares redeemed                          (38,013,471)   (64,338,295)
                                                  ------------   ------------
   NET DECREASE FROM CAPITAL SHARE TRANSACTIONS    (13,441,981)   (17,132,661)
                                                  ------------   ------------
    TOTAL INCREASE (DECREASE) IN NET ASSETS         89,908,201    (18,139,721)
                                                  ------------   ------------
NET ASSETS
Beginning of year                                  343,243,507    361,383,228
                                                  ------------   ------------
End of year (includes undistributed net
  investment income of $615,086 and $2,861,570
  respectively)                                   $433,151,708   $343,243,507
                                                  ============   ============
CHANGE IN CAPITAL SHARES
Shares outstanding, beginning of year               21,261,151     22,248,130
                                                  ------------   ------------
Shares sold                                          1,110,113      2,464,458
Shares issued on reinvestment of
distributions                                          138,484        221,129
Shares repurchased                                  (1,955,768)    (3,672,566)
                                                  ------------   ------------
Net decrease in capital shares                        (707,171)      (986,979)
                                                  ------------   ------------
Shares Outstanding, end of year                     20,553,980     21,261,151
                                                  ============   ============



The accompanying notes are an integral part of these financial statements.    15



PURISIMA TOTAL RETURN FUND
FINANCIAL HIGHLIGHTS
FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

The following information should be read in conjunction with the financial statements and notes thereto appearing elsewhere in this Semi-Annual Report.

                                                  YEAR ENDED AUGUST 31,
                     SIX MONTHS ENDED  ---------------------------------------------
                      FEB. 28, 2011++  2010     2009       2008       2007     2006
                     ---------------- ------   ------     ------     ------   ------
Net asset value,
  beginning of period      $16.14     $16.24   $20.25     $24.79     $21.51   $19.03
                           ------     ------   ------     ------     ------   ------
INCOME FROM
  INVESTMENT OPERATIONS:
  Net investment income      0.03       0.14     0.19       0.15       0.09     0.04
  Net realized and
   unrealized
   gain (loss) on            5.04      (0.06)   (3.79)     (2.82)      3.27     2.72
                           ------     ------   ------     ------     ------   ------
   investments
Total from investment
  operations                 5.07       0.08    (3.60)     (2.67)      3.36     2.76
                           ------     ------   ------     ------     ------   ------
Less distributions:
  From net investment       (0.14)     (0.17)   (0.12)     (0.07)     (0.08)   (0.28)
   income
  From net realized gain     --        (0.01)   (0.29)     (1.80)      --       --
                           ------     ------   ------     ------     ------   ------
  Total distributions       (0.14)     (0.18)   (0.41)     (1.87)     (0.08)   (0.28)
                           ------     ------   ------     ------     ------   ------
  Net asset value, end     $21.07     $16.14   $16.24     $20.25     $24.79   $21.51
                           ======     ======   ======     ======     ======   ======
   of period

Total return                31.46%**    0.42%   (17.37%)   (11.75%)   15.63%   14.54%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of
   period (millions)       $433.2     $343.2   $361.4     $455.6     $465.7   $387.3
RATIO OF EXPENSES TO
  AVERAGE NET ASSETS:
  Before fees waived and
   expenses absorbed
   or recouped               1.42%*     1.35%    1.51%      1.41%      1.39%    1.49%
  After fees waived and
   expenses absorbed
   or recouped               1.42%*     1.36%    1.50%      1.41%      1.39%    1.49%
RATIO OF NET INVESTMENT
  INCOME TO AVERAGE
  NET ASSETS #               0.31%*     0.75%    1.37%      0.61%      0.37%    0.21%
Portfolio turnover          10.60%**   10.82%   22.04%     62.96%     16.38%   43.47%
rate

--------
* Annualized.
** Not annualized.
++ Unaudited.
# Net of fees waived.






16    The accompanying notes are an integral part of these financial statements.

PURISIMA TOTAL RETURN FUND
NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 2011 (UNAUDITED)

NOTE 1 - ORGANIZATION

The Purisima Funds (the "Trust") was organized as a Delaware statutory trust on June 27, 1996 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company issuing its shares in series. Each series represents a distinct portfolio with its own investment objectives and policies. The accompanying financial statements include the Total Return Fund (the "Fund"), which commenced operations on October 28, 1996, one of the two portfolios comprising the Trust. Fisher Asset Management, LLC (doing business as Fisher Investments) (the "Adviser") serves as the investment adviser to the Funds.

The investment objective of the Total Return Fund is as follows:

The Total Return Fund is a diversified fund and seeks a high total return. The Fund seeks to achieve its objective by investing in a portfolio allocated between domestic and foreign common stocks, fixed-income securities, money market instruments and other equity-type securities. The Fund's investments in different types of securities may vary significantly.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

A. SECURITY VALUATION. Investments in securities traded on a national securities exchange are valued at the last sales price on the business day as of which such value is being determined. If on a particular day, an exchange-listed security does not trade, then the mean between the bid and asked prices will be used. Foreign exchange traded equity securities are valued based upon the price on the exchange or market on which they trade as of the close of business of such market or exchange immediately preceding the time the Fund's net asset value is determined. Investments in securities traded on the NASDAQ Global Market, the NASDAQ Global Select Market and the NASDAQ Capital Market will be valued at the NASDAQ Official Closing Price ("NOCP"), which may not necessarily represent the last sale price. Securities traded on an exchange or NASDAQ for which there have been no sales and other over-the-counter securities are valued at the closing price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees or their designee, taking into consideration: (I) fundamental analytical data relating to the investment; (II) the nature and duration of restrictions on disposition of the securities; and (III) an evaluation of the forces which influence the market in which these securities are purchased and sold. Debt securities with remaining maturities of 60 days or less are valued at amortized cost which, when combined with accrued interest, approximates market value.

B. FOREIGN CURRENCY TRANSLATION. The Fund's records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

     The Fund does not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

     Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

C. FEDERAL INCOME AND EXCISE TAXES. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income or excise tax provision is required.

     The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon its current interpretations of the tax rules and regulation that exist in the markets in which it invests.

     The Fund recognizes the tax benefits of uncertain tax positions only where the position is "more likely then not" to be sustained assuming examination by tax authorities. Management has analyzed the Fund's tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2007 - 2009), or expected to be taken in the Fund's 2010 or 2011 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and State of California. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

D. SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS. Security transactions are accounted for on trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date and interest income is recognized on the accrual basis. Realized gains and losses are evaluated on the bases of identified costs.

E. USE OF ESTIMATES. The presentation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

F. CONCENTRATION OF RISK. Investments in securities of non-U.S. issues in certain countries involve special investment risks. These risks may include but are not limited to, investment restrictions, adverse political, social and economic developments, government involvement in the private sector, limited and less reliable investor information, lack of liquidity, certain local tax law considerations, and limited regulation of the securities markets.

G. SECURITIES SOLD SHORT. To the extent the Fund engages in selling securities short, it is obligated to replace a security borrowed by purchasing the same security at the current market value. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would realize a gain if the price of the security declines between those dates.

     The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the Fund must also maintain a deposit with the broker consisting of cash having a value equal to a specified percentage of the value of the securities sold short.

H. RECLASSIFICATION OF CAPITAL ACCOUNTS. Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent difference be reclassified between financial and tax reporting. These reclassifications are primarily related to gains or losses on foreign currency and have no effect on net assets or net asset value per share.

I. INDEMNIFICATION OBLIGATIONS. Under the Fund's organizational documents, its current and former officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred or that would be covered by other parties.

J. LINE OF CREDIT. The Fund has a Loan Agreement with U.S. Bank N.A. Under the terms of the Loan Agreement, the Fund's borrowings cannot exceed the lesser of $8,000,000 or 33 1/3% of the net assets of the Fund. The interest rate paid on the Loan equals the prime rate per annum, payable monthly.

     Borrowing activity under the Loan Agreement for the six months ended February 28, 2011, was as follows:

  MAXIMUM                        AMOUNT             AVERAGE       AVERAGE
   AMOUNT       INTEREST      OUTSTANDING AT        AMOUNT        INTEREST
OUTSTANDING     EXPENSE     FEBRUARY 28, 2011     OUTSTANDING       RATE
-----------     --------    -----------------     -----------     --------
$ 213,000       $ 84                $ 0            $ 5,215         2.750%


NOTE 3 - COMMITMENTS, OTHER RELATED PARTY TRANSACTIONS AND OTHER SERVICE
         PROVIDERS

The Fund has an Investment Management Agreement with the Adviser to provide investment advisory services to the Fund. The Adviser furnishes all investment advice, office space, facilities, and most of the personnel needed by the Fund. As compensation for its services, the Adviser is entitled to a monthly fee at the annual rate of 1.00% of the Fund's average daily net assets.

The Fund is responsible for its own operating expenses. The Adviser has contractually agreed to limit the Fund's total expenses (exclusive of brokerage, interest, taxes, dividends on securities sold short, acquired fund fees, and extraordinary expenses) to not more than 1.50% of the average daily net assets.

Any fee withheld and/or any Fund expense absorbed by the Adviser pursuant to an agreed upon expense cap shall be reimbursed by the Fund to the Adviser, if so requested by the Adviser, anytime before the end of the third fiscal year following the year to which the fee reduction, waiver, or expense absorption relates, provided the aggregate amount of the Fund's current operating expenses for such fiscal year does not exceed the applicable limitation on Fund expenses in place at the time the expenses were waived. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated. The Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement of fees and/or expenses. For the six months ended February 28, 2011, the Advisor had previously recouped all fees previously waived and expenses absorbed from the Total Return Fund.

U.S. Bank, N.A. serves as the Fund's Custodian. U.S. Bancorp Fund Services, LLC ("USBFS"), an affiliate of U.S. Bank, N.A., serves as the Administrator, Fund Accountant and Transfer Agent. Certain officers of the Trust, including the Trust's Treasurer, are employees of the Administrator. In its capacity as the Fund's Administrator, USBFS provides general fund management including corporate secretarial services, coordinates the preparation of materials for the Board of Trustees, assists with the annual audit of the Fund's financial statements, monitors the Fund's compliance with federal and state regulations as well as investment restrictions, coordinates the payment of Fund expenses and monitors expense accruals, prepares financial statements and non-investment related statistical data and makes required tax reporting calculations. For the six months ended February 28, 2011, Purisima Total Return Fund paid USBFS $149,759 for services rendered in its capacity as the Trust's Administrator.

Quasar Distributors, LLC, an affiliate of U.S. Bank, N.A., and USBFS serves as principal underwriter of the Fund and acts as the Fund's distributor in a continuous public offering of the Fund's shares.

NOTE 4 - SERVICE AND DISTRIBUTION PLAN

The Trust has adopted a Service and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Total Return Fund is authorized to pay expenses incurred for the purpose of financing activities, including the employment of other dealers, intended to result in the sale of shares of the Fund. The fee accrues at an annual rate not to exceed 0.25% of the Fund's average daily net assets. For the six months ended February 28, 2011, the Fund incurred $340,761 in distribution fees. Quasar Distributors, LLC, an affiliate of the Administrator, serves as distributor of the Fund pursuant to a Distribution Agreement with the Trust.

NOTE 5 - INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from sales of securities, excluding U.S. Government securities and short-term investments, for the six months ended February 28, 2011 were as follows:

                FUND                   PURCHASES             SALES
                ----                   ---------             ------
          Total Return Fund           $41,742,501         $76,230,287

NOTE 6 - FAIR VALUE OF FINANCIAL INSTRUMENTS

In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") "Improving Disclosures about Fair Value Measurements." The ASU requires enhanced disclosures about a) transfers into and out of Levels 1 and 2, and b) purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The first disclosure is effective for the first reporting period beginning after December 15, 2009, and for interim periods within those fiscal years. The second disclosure will become effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

     Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

     Level 2 - Observable inputs other than quoted prices included in Level
               1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

     Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purpose, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of February 28, 2011 for the Fund's assets and liabilities measured at fair value:

     DESCRIPTION                LEVEL 1       LEVEL 2  LEVEL 3     TOTAL
--------------------------------------------------------------------------------
EQUITY
  Common Stock              $408,408,111    $80,026(1)   $--     $408,488,137
  Preferred Stock           $  5,075,801    $  --        $--     $  5,075,801
--------------------------------------------------------------------------------
TOTAL EQUITY                $413,483,912    $80,026      $--     $413,563,938
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS      $ 19,440,494    $  --        $--     $ 19,440,494
--------------------------------------------------------------------------------
TOTAL INVESTMENTS
IN SECURITIES*              $432,924,406    $80,026      $--     $433,004,432
================================================================================

* Please refer to the Schedule of Investments for country breakdown.
  (1) The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following countries:
  South Korea     $44,467
  Taiwan          $35,559
                  -------
                  $80,026

There were no significant transfers between Level 1 and Level 2 during the period as compared to their classification in the previous annual report. The Fund did not hold any Level 3 securities during the six months ended February 28, 2011.

NOTE 7 - FEDERAL INCOME TAX MATTERS

The difference between the book and tax basis components of the distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. These differences are primarily attributable to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on passive foreign investment companies and return of capital distributions and income adjustments recognized for tax purposes on real estate investment trusts. Short-term gains distributions reported in the Statements of Changes of Net Assets, if any, are reported as ordinary income for federal tax purposes.

As of August 31, 2010, the components of distributable earnings on a tax basis were as follows:

                                                                   TOTAL RETURN
Cost of investments for tax purposes                              $ 349,196,062
                                                                  =============
Gross tax unrealized appreciation                                  $ 57,236,136
Gross tax unrealized depreciation                                   (63,415,198)
                                                                  -------------
Net tax unrealized depreciation                                      (6,179,062)
                                                                  -------------
Undistributed ordinary income                                         2,869,810
Undistributed Long Term Capital Gains                                        --
                                                                  -------------
Total distributable earnings                                          2,869,810
                                                                  -------------
Other accumulated loss                                              (32,860,198)
                                                                  -------------
Total accumulated loss                                            $ (36,169,450)
                                                                  =============

Under current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. At August 31, 2010, the Fund deferred, on a tax basis, $4,832,066 of Post-October losses, and 28,044,721 of capital loss carryover which expires August 31, 2018.

The tax character of distributions paid during the six months ended February 28, 2011 and the fiscal year ended August 31, 2010 were as follows:

                            ORDINARY           LONG TERM
                             INCOME          CAPITAL GAINS
                        --------------       -------------
Total Return Fund
   2/28/2011            $    2,869,875         $       --
   8/31/2010            $    3,798,545         $    175,548

NOTE 8 - SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effect of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

PURISIMA TOTAL RETURN FUND
OTHER INFORMATION

BOARD CONSIDERATION OF AND CONTINUATION OF INVESTMENT
ADVISORY AGREEMENT (UNAUDITED)

On October 21, 2010, the Board of Trustees performed its annual review and renewal of the Investment Management Agreement for the Total Return Fund for the one-year period commencing November 1, 2010. The Board of Trustees, including the Independent Trustees, took into consideration information provided at the meeting, as well as a wide variety of materials relating to the services provided by the Adviser. Extensive information was provided to the Board in response to a detailed request for information sent to the Adviser by legal counsel to the Fund. That information included reports on the financial condition of the Adviser, the services, operations and personnel of the Adviser, compliance procedures, investment performance, brokerage and portfolio transactions, distribution and marketing plans and other information relating to the nature, extent and quality of services provided by the Adviser to the Fund. In addition, the Board discussed and reviewed information regarding the Fund's investment results, as well as advisory fee and expense comparisons. The Board's Independent Trustees met separately to discuss the various factors summarized below, both without and then with legal counsel to the Fund, who is not independent legal counsel.

In deciding to renew the Agreement, the Board of Trustees did not identify any single factor or particular information that, in isolation, was the controlling factor. This summary describes the most important, but not all, of the factors considered by the Board.

     1.   Nature, Extent and Quality of Services

          THE ADVISER, ITS PERSONNEL AND ITS RESOURCES. The Board considered the depth and quality of the Adviser's investment management process, including its sophisticated methodology; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; and the overall financial strength and stability of its organization. The Board discussed the quality of the services provided by the Adviser and noted that the quarterly report from the Adviser was extremely sophisticated and thorough. The Board commented on the high quality of the independent capital markets research conducted by the Adviser and reported to the Board on a regular basis. The Board's consensus was that the Adviser was open about its thinking on the management of the Fund and very available to address any questions or concerns the Board may have from time to time. The Board also considered that the Adviser made available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board further considered the Adviser's continuing need to attract and retain qualified personnel and to maintain and enhance its resources and systems. The Board also observed that the Adviser had maintained the quality of services provided to the Fund despite the continued relatively small share of the Adviser's assets under management represented by the Fund, typically around one percent.

          OTHER SERVICES. The Board considered the Adviser's policies, procedures and systems to ensure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed; and its attention to matters that may involve conflicts of interest with the Fund.

          The Board concluded that the nature, extent and quality of the services provided by the Adviser has benefited and should continue to benefit the Fund and its shareholders.

     2.   INVESTMENT PERFORMANCE

          The Board considered the Fund's pursuit of its investment objective and the investment results of the Fund in light of its objective. The Trustees compared the Fund's total returns with various independent securities price indexes (the Standard & Poor's 500 Stock Price Index, the Morgan Stanley Capital Institutional World Index and the Morgan Stanley Capital International EAFE Index) and mutual fund peer groups objectively compiled using data from Morningstar, Inc., and noted the satisfactory performance of the Fund during various periods compared to those indexes over various periods. The Board noted the wide range of funds and strategies against which the Fund was being compared, and emphasized performance over longer periods. The Board found that for more recent periods of up to five years, the Fund's performance was below the median but still in the middle portion of its peer group. The Board will continue to monitor performance in light of improved relative performance over the most recent period, but also understands the challenges of market conditions experienced in 2008 and 2009.

          The Board concluded that the Adviser's performance record in managing the Fund indicates that its continued management has benefited and should continue to benefit the Fund and its shareholders.

     3.   ADVISORY FEES AND TOTAL EXPENSES

          The Board reviewed the advisory fees and total expenses of the Fund and compared such amounts with the average fee and expense levels of other funds in an applicable group of peer funds compiled using data from Morningstar, Inc. The Board observed that the Fund's advisory fees were slightly above the median fees and total expenses were slightly below the median expense levels of the comparable funds in the peer group. The Board noted that, in the past, the Adviser had waived significant fees in respect of the Fund to maintain an overall expense limitation, which the Adviser would not be able to recoup, thus indicating a substantial prior investment by the Adviser in that Fund. The Board noted that the Fund is operating slightly below its expense limit in some recent fiscal periods. The Board concluded that the reasonable level of the fees charged by the Adviser benefits the Fund and its shareholders. The Board then considered the fees charged to the Fund versus the Adviser's private clients. The Board considered as part of a detailed comparison the extra burden of administration, compliance, deadlines, risk and regulations associated with the Fund that do not apply to the private accounts. The Board determined that the respective mutual fund peer groups provided a better comparison and it found the Fund's fees reasonable.

     4.   ADVISER, COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

          The Board discussed the Adviser's costs of providing services to the Fund, as well as the resulting level of profits to the Adviser. The Board considered the Adviser's need to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements. The Trustees noted that at its present asset size, breakpoints in the Fund's advisory fee structure were not practicable, but that economies of scale in the cost of operations, to the extent they exist, effectively were being shared given the Adviser's past waiver of fees in respect of the Fund. The Board received an oral presentation from the Adviser on its overall level of profitability and specifically with respect to the Fund, and acknowledged the limited usefulness of the information given the Fund's relatively small size compared to the rest of the Adviser's assets under management and the reasonability of the Fund's fees and expenses compared to peer funds. The Board concluded that the Fund's cost structure is reasonable.

     5.   ANCILLARY BENEFITS

          The Board considered a variety of other benefits received by the Adviser, including possible ancillary benefits to itself or its institutional management business. The Board noted that the Adviser ceased the use of third-party soft dollar products from trades by the Fund, and noted that the small relative size of the Fund compared to the Adviser's other business would suggest minimal possible fallout benefits.

     6.   CONCLUSIONS

          Based on its review, including consideration of each of the factors referred to above, the Board concluded that the Agreement is fair and reasonable to the Fund and its shareholders, that the Fund's shareholders received, and should receive, reasonable value in return for the advisory fees paid to the Adviser by the Fund, and that the renewal of the Agreement was in the best interests of the Fund and its shareholders.

PROXY VOTING PROCEDURES (UNAUDITED)

The Adviser votes proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, free of charge, by calling toll-free 1-800-841-0199. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to the portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll-free 1-800-841-0199. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

FORM N-Q DISCLOSURE (UNAUDITED)

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters on Form N-Q. The Fund's Form N-Q is available without charge, upon request, by calling 1-800-841-0199. Furthermore, you can obtain the Form N-Q on the SEC's website at www.sec.gov.

PURISIMA TOTAL RETURN FUND
TRUSTEES AND OFFICER INFORMATION (UNAUDITED)

The Board of Trustees is responsible for the overall management of the Trust's business. The Board of Trustees approves all significant agreements between the Trust and persons or companies furnishing services to it, including all agreements with the Adviser, Administrator, Custodian and Transfer Agent. The Board of Trustees delegates the day-to-day operations of the Trust to its Officers, subject to the Fund's investment objective and policies and to general supervision by the Board of Trustees. The Statement of Additional Information includes additional information about the Trust's Trustees and is available, without charge, by calling 1-800-841-0199.

The Trustees and Officers of the Trust, their business addresses and principal occupations during the past five years are:

Name, Address,                      Position(s) Held
Date of Birth                       with Trust          Year Elected(1)
--------------------------------------------------------------------------------

Kenneth L. Fisher* (born 1950)      President           1996
13100 Skyline Blvd.
Woodside, CA 94062


--------------------------------------------------------------------------------

Pierson E. Clair III (born 1948)    Trustee             1996
13100 Skyline Blvd.
Woodside, CA 94062

--------------------------------------------------------------------------------

Scott LeFevre (born 1957)           Trustee             2001
13100 Skyline Blvd.
Woodside, CA 94062
--------------------------------------------------------------------------------
Alfred D. McKelvy, Jr. (born 1948)  Trustee             2003
13100 Skyline Blvd.
Woodside, CA 94062
--------------------------------------------------------------------------------
Bryan F. Morse (born 1952)          Trustee             1996
13100 Skyline Blvd.
Woodside, CA 94062
--------------------------------------------------------------------------------
Grover T. Wickersham (born 1949)    Trustee             1996
13100 Skyline Blvd.
Woodside, CA 94062

--------------------------------------------------------------------------------

                                             Number of
                                             Portfolios in
                                             Fund Complex  Other
Principal Occupation(s)                      Overseen by   Directorships
During Past Five Years                       Director      Held
--------------------------------------------------------------------------------
Chief Executive Officer and majority         N/A           None
shareholder of Fisher Investments, Inc.,
the sole shareholder of the Adviser,
and has served in such capacities
since the incorporation of the Adviser
in 1986. Prior thereto, he was the founder
of Fisher Investments, a sole
proprietorship which commenced operations in
1979.
--------------------------------------------------------------------------------
President and Chief Executive Officer of     2             Signature
Brown & Haley since 1998 (fine                             Foods, Inc.
confectioners); Vice President of Blummer
Chocolate Company from 1980 to 1997, where
he had been employed since 1970.
--------------------------------------------------------------------------------
Sole proprietor of LeFevre Capital           2             None
Management, a registered investment adviser.
--------------------------------------------------------------------------------
Executive Director of the law firm of        2             Diablo Valley
Berding & Weil, LLP since 1990.                            Bank; East
                                                           Bay BOMA.
--------------------------------------------------------------------------------
Retired. Prior to retirement, sole           2             None
proprietor of Bryan F. Morse, RIA, a
registered investment adviser from 1990 to 2011.
--------------------------------------------------------------------------------
Attorney in private practice in Palo Alto,   2             None
California. Prior to entering private
practice in June of 1981, served as a
Branch Chief of the Los Angeles Regional
Office of the U.S. Securities
and Exchange Commission.
--------------------------------------------------------------------------------

                                 Position(s) Held
Name, Address, Age               with Trust               Year Elected(1)
--------------------------------------------------------------------------------
Tom Fishel (born 1960)           Vice President           2005
13100 Skyline Blvd.              and Chief
Woodside, CA 94062               Compliance
                                 Officer
--------------------------------------------------------------------------------
Keith Shintani (born 1963)       Secretary and            2006
2020 East Financial Way          Assistant
Glendora, CA 91741               Treasurer
--------------------------------------------------------------------------------
Shannon Fenton (born 1974)       Treasurer                2011
2020 East Financial Way
Glendora, CA 91741
--------------------------------------------------------------------------------

--------

(1) Trustees and officers of the Funds serve until their resignation, removal or retirement.
* "Interested person" of the Trust, as defined in the 1940 Act.

          Principal Occupation(s)
          During Past Five Years
--------------------------------------------------------------------------------
Vice President and Chief Compliance Officer of the
Adviser. Vice President of Charles
Schwab & Co., Inc. from 1995 to 2004,
where he had been employed since 1983.
--------------------------------------------------------------------------------
Vice President of U.S. Bancorp
Fund Services, LLC and its
predecessor, Investment Company
Administration, LLC since 1998.
--------------------------------------------------------------------------------
Assistant Vice President of U.S.
Bancorp Fund Services, LLC since
2007.
--------------------------------------------------------------------------------

PRIVACY NOTICE

FISHER ASSET MANAGEMENT, LLC (doing business as Fisher Investments) and THE PURISIMA FUNDS collect non-public information about you from the following sources:

     o    Information we receive about you on applications or other forms;

     o    Information you give us orally; and

     o    Information about your transactions with us or others.

We are committed to protecting your privacy and your non-public personal information. We do not sell or market your non-public personal information to unaffiliated organizations. We maintain physical, electronic and procedural safeguards to guard your non-public personal information. We hold our employees to strict standards of conduct regarding confidentiality, and employees who violate our Privacy Policy are subject to disciplinary process. We restrict access to your information to those employees who need to know that information to carry out their duties.

We do not disclose any non-public personal information about our clients or former clients without the client's authorization, except as permitted by law. We may disclose the non-public information we collect to employees and affiliates, and unaffiliated third parties as permitted by law. Third parties may include law enforcement agencies, government and regulatory authorities, and professionals such as our legal counsel and auditors, and we may disclose information for reasons such as audit purposes, prevention of fraud or money laundering, protection of confidentiality, compliance with laws, and to provide agreed upon products and services to you. Third parties may also include service providers performing financial services for us (such as brokers and custodians) and service providers performing non-financial services for us (such as third parties performing computer related or data maintenance, marketing or other services for us or to assist us in offering our products and services to you). It is our policy to require all third party service providers that will receive information to sign strict confidentiality agreements agreeing to safeguard such information and use it only for the purpose it was provided.

                     This page is intentionally left blank.

The Purisima Funds

--------------------------------------------------------------------------------

Semi-Annual Report (Unaudited)
February 28, 2011
The Purisima All-Purpose Fund

A LETTER TO OUR SHAREHOLDERS

Welcome to the semi-annual report for the Purisima All-Purpose Fund for the six-month period ended February 28, 2011. The Fund seeks to provide protection against declines in the value of the US and foreign equity markets. During the period, the Fund was primarily invested in US government securities.

Thank you for your continued interest and support.

Sincerely,

/S/ KENNETH L. FISHER
---------------------
Kenneth L. Fisher
Chairman and Chief Investment Officer
Fisher Investments

OPINIONS EXPRESSED ABOVE ARE THOSE OF KENNETH L. FISHER AND ARE SUBJECT TO CHANGE, ARE NOT GUARANTEED AND SHOULD NOT BE CONSIDERED INVESTMENT ADVICE.

FUND HOLDINGS AND SECTOR ALLOCATIONS ARE SUBJECT TO CHANGE AND ARE NOT RECOMMENDATIONS TO BUY OR SELL ANY SECURITY.

MUTUAL FUND INVESTING INVOLVES RISK. PRINCIPAL LOSS IS POSSIBLE. THE FUND MAY USE SHORT SALES OF SECURITIES, WHICH INVOLVE THE RISK THAT LOSSES MAY EXCEED THE ORIGINAL AMOUNT INVESTED. THE FUND MAY ALSO USE OPTIONS AND FUTURES CONTRACTS, WHICH HAVE THE RISKS OF UNLIMITED LOSSES OF THE UNDERLYING HOLDINGS DUE TO UNANTICIPATED MARKET MOVEMENTS AND FAILURE TO CORRECTLY PREDICT THE DIRECTION OF SECURITIES PRICES, INTEREST RATES AND CURRENCY EXCHANGE RATES. THE FUND MAY INVEST IN FOREIGN SECURITIES WHICH INVOLVE GREATER VOLATILITY AND POLITICAL, ECONOMIC AND CURRENCY RISKS AND DIFFERENCES IN ACCOUNTING METHODS. THE FUND MAY INVEST IN DEBT SECURITIES WHICH TYPICALLY DECREASE IN VALUE WHEN INTEREST RATES RISE. THIS RISK IS GREATER FOR LONGER-TERM DEBT SECURITIES.

THE FUND IS NON-DIVERSIFIED, MEANING IT MAY CONCENTRATE ITS ASSETS IN FEWER INDIVIDUAL HOLDINGS THAN A DIVERSIFIED FUND. THEREFORE, THE FUND IS MORE EXPOSED TO INDIVIDUAL STOCK VOLATILITY THAN A DIVERSIFIED FUND. AN INVESTMENT IN THE FUND IS NOT SUITABLE FOR ALL INVESTORS.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS.

FISHER INVESTMENTS IS THE ADVISER TO THE PURISIMA FUNDS. THE PURISIMA FUNDS ARE DISTRIBUTED BY QUASAR DISTRIBUTORS, LLC.

SECTOR BREAKDOWN (1) (UNAUDITED)

                      PURISIMA ALL-PURPOSE FUND
        ----------------------------------------------
        U.S. Treasury Obligations                45.8%
        Mutual Fund                              54.2%
         ----------------------------------------------
        Total                                   100.0%

(1) Percentage of Total Investments as of February 28, 2011.

IMPORTANT INFORMATION

The following disclosure provides important information regarding the Fund's Expense Example. Please refer to this information when reviewing the Expense Example for the Fund.

EXPENSE EXAMPLE (UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period indicated and held for the entire period from September 1, 2010 to February 28, 2011 for the Purisima All-Purpose Fund.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Fund's actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), or redemption fees. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXPENSE EXAMPLE (UNAUDITED)

PURISIMA ALL-PURPOSE FUND           ACUTAL         HYPOTHETICAL PERFORMANCE
                                  PERFORMANCE  (5%  RETURN  BEFORE  EXPENSES)
--------------------------------------------------------------------------------
Beginning Account Value (9/01/10)  $1,000.00              $1,000.00
Ending Account Value (02/28/11)    $  994.00              $1,017.36
Expenses Paid During Period(1)     $    7.42              $    7.50
--------------------------------------------------------------------------------


(1) Expenses are equal to the Fund's expense ratio for the six month period of 1.50% for the Purisima All-Purpose Fund multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

PURISIMA ALL-PURPOSE FUND
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2011 (UNAUDITED)



PRINCIPAL AMOUNT                                                          VALUE
--------------------------------------------------------------------------------
U.S. TREASURY NOTES - 40.6%
10,000          5.125%, 06/30/2011                                      $ 10,167
10,000          1.000%, 12/31/2011                                        10,062
                                                                        --------
                TOTAL U.S. TREASURY NOTES (COST $20,155)                $ 20,229
                                                                        --------



SHARES                                                                    VALUE
--------------------------------------------------------------------------------
MUTUAL FUND - 48.1%

23,979          SEI Daily Income Trust Government Fund                    23,979
                                                                        --------
                TOTAL MUTUAL FUND (COST $23,979)                        $ 23,979
                                                                        --------


TOTAL INVESTMENTS (COST $44,134) - 88.7%                                $ 44,208
Other Assets in Excess of Liabilities - 11.3%                              5,636
                                                                        --------
TOTAL NET ASSETS - 100.0%                                               $ 49,844
                                                                        --------


                           PURISIMA ALL-PURPOSE FUND

STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 28, 2011 (UNAUDITED)
--------------------------------------------------------------------------------

ALL-PURPOSE FUND

ASSETS

Investments in securities, at cost                                      $ 44,134
                                                                        ========
Investments in securities, at value                                     $ 44,208
Receivables:
  Dividends and interest                                                     103
Due from Adviser (Note 3)                                                 11,564
Prepaid expenses                                                          16,190
                                                                        --------
  Total Assets                                                            72,065
                                                                        --------
LIABILITIES

  Accrued administration fees (Note 3)                                     2,788
  Accrued transfer agent fees                                              3,664
  Accrued audit fees                                                       5,728
  Accrued fund accounting fees                                             7,657
  Accrued reports to shareholders                                            681
  Other accrued expenses                                                   1,703
                                                                        --------
   Total Liabilities                                                      22,221
                                                                        --------

NET ASSETS                                                              $ 49,844
                                                                        ========
Number of shares issued and outstanding
  (unlimited shares authorized, $0.01 par value)                           5,041
                                                                        ========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
  PER SHARE                                                               $ 9.89
                                                                        ========
COMPONENTS OF NET ASSETS

  Paid-in capital                                                       $ 49,769
  Accumulated net realized gain on investments                                 1
  Net unrealized appreciation on investments                                  74
                                                                        --------
   Net assets                                                           $ 49,844
                                                                        ========


   The accompanying notes are an integral part of these financial statements.

                                       6



                           PURISIMA ALL-PURPOSE FUND

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED FEBRUARY 28, 2011 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME
  Income
   Interest                                                                $ 129
                                                                         -------
Total income                                                                 129
                                                                         -------
Expenses
  Advisory fees (Note 3)                                                     248
  Administration fees (Note 3)                                            20,036
  Transfer agent fees                                                      7,421
  Fund accounting fees                                                    15,023
  Custody fees                                                             1,629
  Reports to shareholders                                                  1,810
  Registration fees                                                        9,455
  Audit fees                                                               5,973
  Legal fees                                                                   2
  Trustee fees                                                            11,041
  Miscellaneous                                                              246
                                                                         -------
   Total expenses                                                         72,884
   Less: Expenses waived by Adviser (Note 3)                             (72,512)
                                                                         -------
   Net expenses                                                              372
                                                                         -------
    NET INVESTMENT LOSS                                                     (243)
                                                                         -------
REALIZED AND UNREALIZED LOSS
  ON INVESTMENTS
  Change in net unrealized appreciation/(depreciation)
   on investments                                                            (71)
                                                                         -------
   Net loss on investments                                                   (71)
                                                                         -------
    NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $ (314)
                                                                         =======


   The accompanying notes are an integral part of these financial statements.

                                       7


                           PURISIMA ALL-PURPOSE FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                           SIX MONTH ENDED         YEAR ENDED
INCREASE IN NET ASSETS FROM:              FEBRUARY 28, 2011      AUGUST 31, 2010
                                          -----------------      ---------------
                                            (Unaudited)
OPERATIONS
  Net investment income (loss)                   $ ( 243)             $ ( 485)
  Net realized gain on investments                    --                    1
  Change in net unrealized appreciation/
   (depreciation) on investments                    ( 71)                ( 23)
                                                 -------              -------
   NET DECREASE IN NET ASSETS RESULTING
    FROM OPERATIONS                                ( 314)               ( 507)
                                                 -------              -------
DISTRIBUTION TO SHAREHOLDERS
  From net investment income                           --               ( 712)
  From net realized gains from investments             --                  --
                                                  -------             -------
   TOTAL DISTRIBUTIONS TO SHAREHOLDERS                 --               ( 712)
                                                  -------             -------
CAPITAL SHARE TRANSACTIONS
  Net increase in net assets derived from
   net change in outstanding shares (a)                --                 712
                                                  -------             -------
   TOTAL DECREASE IN NET ASSETS                     ( 314)              ( 507)
                                                  -------             -------
NET ASSETS
  Beginning of year                                50,158              50,665
                                                 --------             -------
  END OF YEAR                                    $ 49,844            $ 50,158
                                                 ========            ========


(a) A summary of capital share transactions is as follows:

                                 SIX MONTH ENDED                 YEAR ENDED
                                FEBRUARY 28, 2011*            AUGUST 31, 2010
                              ---------------------          -----------------
                              SHARES          VALUE          SHARES      VALUE
--------------------------------------------------------------------------------
Shares sold                     --            $ --             --         $ --
Shares issued on reinvestment
  of distributions              --              --             71          712
Shares redeemed                 --              --             --           --
                            ----------      ---------       ---------   --------
Net increase                    --            $ --             71        $ 712
                            ==========      =========       =========   ========

* Unaudited

   The accompanying notes are an integral part of these financial statements.

                                       8

                           PURISIMA ALL-PURPOSE FUND

FINANCIAL HIGHLIGHTS FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD.
--------------------------------------------------------------------------------

THE FOLLOWING INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL
STATEMENTS AND NOTES THERETO APPEARING ELSEWHERE IN THIS SEMI-ANNUAL REPORT.



                                         FOR THE
                                       SIX MONTHS     FOR THE      FOR THE   FOR THE     FOR THE    NOVEMBER 1,
                                          ENDED     YEAR ENDED   YEAR ENDED YEAR ENDED  YEAR ENDED  2005^ THRU
                                       FEBRUARY 28,  AUGUST 31,   AUGUST 31, AUGUST 31, AUGUST 31,  AUGUST 31,
                                          2011++        2010         2009       2008       2007       2006
                                       ---------------------------------------------------------------------------
Net asset value, beginning of period      $ 9.95       $10.19       $10.27     $10.47     $10.50     $10.00
                                          ------       ------       ------     ------     ------     ------
INCOME FROM INVESTMENT OPERATIONS:

  Net investment income (loss)             (0.05)       (0.10)        0.19       0.46       0.69       0.56
  Net realized and unrealized gain
   (loss) on investments                   (0.01)        --           0.08      (0.03)      0.04       --
                                          ------       ------       ------     ------     ------     ------
Total from investment operations           (0.06)       (0.10)        0.27       0.43       0.73       0.56
                                          ------       ------       ------     ------     ------     ------
LESS DISTRIBUTIONS:
  From net investment income                --          (0.14)       (0.35)     (0.63)     (0.76)     (0.06)
  From net realized gain                    --           --         --***        --         --         --
                                          ------       ------       ------     ------     ------     ------
Total distributions                         --          (0.14)       (0.35)     (0.63)     (0.76)     (0.06)
                                          ------       ------       ------     ------     ------     ------
Net asset value, end of period            $ 9.89       $ 9.95       $10.19     $10.27     $10.47     $10.50
                                          ======       ======       ======     ======     ======     ======
Total return                                (0.60%)      (0.96%)      2.71%      4.31%      7.27%      5.62%**
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands)   $ 49.8       $ 50.2       $ 50.7     $ 29.5     $ 28.3     $ 26.4
RATIO OF EXPENSES TO AVERAGE NET ASSETS:
  Before fees waived                      293.93%      294.12%      357.92%    500.20%    545.57%    620.25%*
  After fees waived                         1.50%        1.50%        1.50%      1.50%      1.50%      1.50%*
RATIO OF NET INVESTMENT INCOME LOSS
TO AVERAGE NET ASSETS #                    (0.98%)      (0.96%)      2.28%      4.44%      6.66%      6.71%*
  Portfolio turnover rate                   0.00%        0.00%       0.00%      0.00%      0.00%      0.00%**

--------
# Net of fees waived.
* Annualized.
** Not annualized.
*** Amount represents less than $0.01 per share.
^ Commencement of operations.
++ Unaudited

   The accompanying notes are an integral part of these financial statements.

                           PURISIMA ALL-PURPOSE FUND

NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 2011 (UNAUDITED)

NOTE 1 - ORGANIZATION

The Purisima Funds (the "Trust") was organized as a Delaware statutory trust on June 27, 1996 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in a series. Each series represents a distinct portfolio with its own investment objectives and policies. The accompanying financial statements include the Purisima All-Purpose Fund (the "Fund"), a non-diversified fund which commenced operations on November 1, 2005. The Fund is one of the two portfolios comprising the Trust. Fisher Asset Management, LLC (doing business as Fisher Investments) (the "Adviser") serves as the investment adviser to the Fund.

The investment objective of the Purisima All-Purpose Fund is as follows:

The Fund seeks to provide protection against declines in the value of the U.S. and foreign equity markets. It invests in derivative securities, money market instruments and other securities, including U.S. and foreign common stocks, and fixed income securities. From its inception through February 28, 2011, the Fund has invested exclusively in money-market instruments.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

     A. SECURITY VALUATION. Investments in securities traded on a national securities exchange are valued at the last sales price on the business day as of which such value is being determined. If on a particular day, an exchange-listed security does not trade, then the mean between the bid and asked prices will be used. Foreign exchange traded equity securities are valued based upon the price on the exchange or market on which they trade as of the close of business of such market or exchange immediately preceding the time the Fund's net asset value is determined. Investments in securities traded on the NASDAQ Global Market, the NASDAQ Global Select Market and the NASDAQ Capital Market will be valued at the NASDAQ Official Closing Price ("NOCP"), which may not necessarily represent the last sale price. Securities traded on an exchange or NASDAQ for which there have been no sales and other over-the-counter securities are valued at the closing price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees or their designee, taking into consideration: (I) fundamental analytical data relating to the investment; (II) the nature and duration of restrictions on disposition of the securities; and (III) an evaluation of the forces which influence the market in which these securities are purchased and sold. Debt securities with remaining maturities of 60 days or less are valued at amortized cost which, when combined with accrued interest, approximates market value.

                           PURISIMA ALL-PURPOSE FUND

     B. FOREIGN CURRENCY TRANSLATION. The Fund's records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. The Fund does not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

          Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

     C. FEDERAL INCOME AND EXCISE TAXES. The Fund has elected to be taxed as a "regulated investment company" and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income or excise tax provision is required.

          In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

          The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon its current interpretations of the tax rules and regulation that exist in the markets in which it invests.

          The Fund recognizes the tax benefits of uncertain tax positions only where the position is "more likely then not" to be sustained assuming examination by tax authorities. Management has analyzed the Fund's tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2007 - 2009), or expected to be taken in the Fund's 2010 or 2011 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and State of California. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

                           PURISIMA ALL-PURPOSE FUND

     D. SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS. Security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date and interest income is recognized on the accrual basis. Realized gains and losses are evaluated on the basis of identified costs.

     E. USE OF ESTIMATES. The presentation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

     F. CONCENTRATION OF RISK. Investments in securities of non-U.S. issues in certain countries involve special investment risks. These risks may include, but are not limited to, investment restrictions, adverse political, social and economic developments, government involvement in the private sector, limited and less reliable investor information, lack of liquidity, certain local tax law considerations, and limited regulation of the securities markets.

     G. OPTIONS. Exchange traded options are valued at the last reported sale price at the close of the exchange on which the security is primarily traded. Certain markets are not closed at the time that a Fund prices portfolio securities. In these situations, snapshot prices are provided by the individual pricing services or other alternate sources at the close of the NYSE as appropriate. If no sales are reported, the mean between the last reported bid and asked prices will be used. Non-exchange traded options will also be valued at the mean between bid and asked prices. "Fair value" of other private options are valued after consulting with the Adviser using a mathematical model.

          Options purchased are recorded as investments; options written (sold) are accounted for as liabilities. When an option expires, the premium (original option value) is realized as a gain if the option was written or as a loss if the option was purchased. When the exercise of an option result in a cash settlement, the difference between the premium and the settlement proceeds is realized as a gain or loss. When securities are acquired or delivered upon exercise of an option, the acquisition cost or sale proceeds are adjusted by the amount of the premium. When an option is closed, the difference between the premium and the cost to close the position is realized as a gain or loss. The Fund may purchase options which are included in the Fund's Schedules of Investments and subsequently marked to market to reflect the current value of the option. At February 28, 2011, the Fund had no options outstanding.

     H. SECURITIES SOLD SHORT. To the extent the Fund engages in selling securities short, they are obligated to replace a security borrowed by purchasing the same security at the current market value. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would realize a gain if the price of the security declines between those dates.

                           PURISIMA ALL-PURPOSE FUND

          The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the Fund must also maintain a deposit with the broker consisting of cash having a value equal to a specified percentage of the value of the securities sold short.

     I . INDEMNIFICATION OBLIGATIONS. Under the Fund's organizational documents, its current and former officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred or that would be covered by other parties.

NOTE 3 - COMMITMENTS, OTHER RELATED PARTY TRANSACTIONS AND OTHER
         SERVICE PROVIDERS

The Fund has an Investment Management Agreement with the Adviser to provide investment advisory services to the Fund. The Adviser furnishes all investment advice, office space, facilities, and most of the personnel needed by the Fund. As compensation for its services, the Adviser is entitled to a monthly fee at the annual rate of 1.00% of the Fund's average daily net assets.

The Fund is responsible for its own operating expenses. The Adviser has contractually agreed to limit the Fund's total expenses (exclusive of brokerage, interest, taxes, dividends on securities sold short and extraordinary expenses) to not more than 1.50% of the average daily net assets.

Any fee withheld and/or any Fund expense absorbed by the Adviser pursuant to an agreed upon expense cap shall be reimbursed by the Fund to the Adviser, if so requested by the Adviser, anytime before the end of the third fiscal year following the year to which the fee reduction, waiver, or expense absorption relates, provided the aggregate amount of the Fund's current operating expenses for such fiscal year does not exceed the applicable limitation on Fund expenses. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated. The Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement of fees and/or expenses. For the six months ended February 28, 2011, the Fund accrued $248 in Advisor fees.

For the six months ended February 28, 2011, the Adviser reimbursed the Fund $72,512 to limit its total expenses to not more than 1.50% of the average daily net assets.

At February 28, 2011 the Adviser may recapture a portion of the following amounts that have been paid and/or waived on behalf of the Fund no later than the date as stated below:

FUND                    AUGUST 31, 2011     AUGUST 31, 2012    AUGUST 31, 2013
-----                   ---------------     ---------------    ---------------
Purisima All-Purpose
  Fund                     $ 144,904          $ 148,806          $ 147,529

                           PURISIMA ALL-PURPOSE FUND

U.S. Bank, N.A. serves as the Fund's Custodian. U.S. Bancorp Fund Services, LLC ("USBFS"), an affiliate of U.S. Bank, N.A., serves as the Administrator, Fund Accountant and Transfer Agent. Certain officers of the Trust, including the Trust's Treasurer, are employees of the Administrator. In its capacity as the Fund's Administrator, USBFS provides general fund management including corporate secretarial services, coordinates the preparation of materials for the Board of Trustees, assists with the annual audit of the Fund's financial statements, monitors the Fund's compliance with federal and state regulations as well as investment restrictions, coordinates the payment of Fund expenses and monitors expense accruals, prepares financial statements and non-investment related statistical data and makes required tax reporting calculations. During the six months ended February 28, 2011, Purisima All-Purpose Fund paid USBFS $20,036 for services rendered in its capacity as the Fund's Administrator.

Quasar Distributors, LLC, an affiliate of U.S. Bank, N.A., and USBFS serves as principal underwriter of the Fund and acts as the Fund's distributor, pursuant to a Distribution Agreement with the Trust, in a continuous public offering of the Fund's shares.

NOTE 4 - SERVICE AND DISTRIBUTION PLAN

The Trust has adopted a Service and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay expenses incurred for the purpose of distribution activities, including the engagement of other dealers, intended to result in the sale of shares of the Fund. The fee accrues at an annual rate not to exceed 0.25% of the Fund's average daily net assets. For the six months ended February 28, 2011, the Fund did not utilize the Plan.

NOTE 5 - INVESTMENT TRANSACTIONS

The Fund had no purchases or sales of long-term investment securities for the six months ended February 28, 2011.

NOTE 6 - FAIR VALUE OF FINANCIAL INSTRUMENTS

In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") "Improving Disclosures about Fair Value Measurements." The ASU requires enhanced disclosures about a) transfers into and out of Levels 1 and 2, and b) purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The first disclosure is effective for the first reporting period beginning after December 15, 2009, and for interim periods within those fiscal years. There were no significant transfers in to and out of Levels 1 and 2 during the current period presented. The second disclosure will become effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact this disclosure may have on the Fund's financial statements.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

        Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

                           PURISIMA ALL-PURPOSE FUND

        Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

        Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

        The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

        The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purpose, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

        The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of February 28, 2011 for the Fund's assets and liabilities measured at fair value:

Description                  Level 1       Level 2      Level 3         Total
--------------------------------------------------------------------------------
FIXED INCOME
Federal Agency Obligations     $ --        $ 20,229      $ --         $ 20,229
--------------------------------------------------------------------------------
TOTAL FIXED INCOME             $ --        $ 20,229      $ --         $ 20,229
SHORT-TERM INVESTMENTS       $ 23,979      $   --        $ --         $ 23,979
--------------------------------------------------------------------------------
TOTAL INVESTMENTS
  IN SECURITIES              $ 23,979       $ 20,229     $ --         $ 44,208
--------------------------------------------------------------------------------

There were no significant transfers between Level 1 and Level 2 during the period as compared to their classification in the previous annual report. The Fund did not hold any Level 3 securities during the period.

                           PURISIMA ALL-PURPOSE FUND

NOTE 7 - FEDERAL INCOME TAX MATTERS

The difference between the book and tax basis components of the distributable earnings relates principally to the timing of recognition of income and gains for federal income tax purposes. These differences, if any, are primarily attributable to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on passive foreign investment companies and return of capital distributions and income adjustments recognized for tax purposes on real estate investment trusts. Short-term gains distributions reported in the Statements of Changes of Net Assets, if any, are reported as ordinary income for federal tax purposes.

As of August 31, 2010, the components of distributable earnings on a tax basis were as follows:

                                              All-Purpose
                                              -----------
Cost of investments for tax purposes            $ 51,791
                                                ========
Gross tax unrealized appreciation               $    --
Gross tax unrealized depreciation               $    --
                                                --------
Net tax unrealized appreciation                 $    145
                                                --------
Undistributed long term gain                    $      1
                                                ========
Total accumulated earnings                      $    146
                                                ========

The tax character of distributions paid during the six months ended February 28, 2011 and the fiscal year ended August 31, 2010 were as follows:

                                Ordinary Income         Long Term Capital Gains
                                -----------------------------------------------
Purisima All-Purpose Fund
     2/28/2011                          --                      --
     8/31/2010                        $ 712                     --

NOTE 8 - SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effect of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

OTHER INFORMATION - PURISIMA ALL PURPOSE FUND

BOARD CONSIDERATION OF AND CONTINUATION OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

On October 21, 2010, the Board of Trustees performed its annual review and renewal of the Investment Management Agreement for the All Purpose Fund for the one-year period commencing November 1, 2010. The Board of Trustees, including the Independent Trustees, took into consideration information provided at the meeting, as well as a wide variety of materials relating to the services provided by the Adviser. Extensive information was provided to the Board in response to a detailed request for information sent to the Adviser by legal counsel to the Fund. That information included reports on the financial condition of the Adviser, the services, operations and personnel of the Adviser, compliance procedures, investment performance, brokerage and portfolio transactions, distribution and marketing plans and other information relating to the nature, extent and quality of services provided by the Adviser to the Fund. In addition, the Board discussed and reviewed information regarding the Fund's investment results, as well as advisory fee and expense comparisons. The Board's Independent Trustees met separately to discuss the various factors summarized below, both without and then with legal counsel to the Fund, who is not independent legal counsel.

In deciding to renew the Agreement, the Board of Trustees did not identify any single factor or particular information that, in isolation, was the controlling factor. This summary describes the most important, but not all, of the factors considered by the Board.

The Board recognized that the Fund has engaged in only minimal investment activities since its inception because its primary use has been reserved as an investment when the Adviser takes a defensive posture with respect to the securities markets. To date, the Fund has remained invested in U.S. Treasury securities and cash, with only an executive officer of the Adviser as its shareholder.

1. Nature, Extent and Quality of Services

THE ADVISER, ITS PERSONNEL AND ITS RESOURCES. The Board considered the depth and quality of the Adviser's investment management process, including its sophisticated methodology; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; and the overall financial strength and stability of its organization. The Board discussed the quality of the services provided by the Adviser and noted that the quarterly report from the Adviser was extremely sophisticated and thorough. The Board commented on the high quality of the independent capital markets research conducted by the Adviser and reported to the Board on a regular basis. The Board's consensus was that the Adviser was open about its thinking on the management of the Fund and very available to address any questions or concerns the Board may have from time to time. The Board also considered that the Adviser made available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board further considered the Adviser's continuing need to attract and retain qualified personnel and to maintain and enhance its resources and systems. The Board also observed that there had been no decline in the quality of services provided to the Fund despite the growth of the Adviser's other client business and the continued DE MINIMIS size of the Fund.

OTHER SERVICES. The Board considered the Adviser's policies, procedures and systems to ensure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed; and its attention to matters that may involve conflicts of interest with the Fund.

The Board concluded that the nature, extent and quality of the services provided by the Adviser has benefited and should continue to benefit the Fund and its shareholders, especially upon its broader use under the circumstances contemplated by the Adviser.

2. Investment Performance

The Board considered the Fund's pursuit of its investment objective and the investment results of the Fund in light of its objective. The Trustees compared the Fund's total returns with a peer group of mutual funds objectively compiled using data from Morningstar, Inc., and noted the favorable performance of the Fund during various periods compared to those peer averages.

The Board recognized that the Fund's proposed defensive posture has not yet been implemented and the peer group funds, referred to as specialty equity funds, would serve as a better comparison at that time.

The Board concluded that the Adviser's performance record in managing the Fund indicates that its continued management has benefited and should continue to benefit the Fund and its shareholders.

3. Advisory Fees and Total Expenses

The Board reviewed the advisory fees and total expenses of the Fund and compared such amounts with the average fee and expense levels of other funds in an applicable group of peer funds compiled using data from Morningstar, Inc. The Board observed that the Fund's advisory fees and total expenses were reasonable compared to the median fee and expense levels of the comparable funds in the indices (meaning at or below the median). The Board noted that the Adviser had waived (and its continuing to waive) significant expenses in respect of the Fund to maintain an overall expense limitation, thus indicating a substantial investment by the Adviser in that Fund. The Board concluded that the reasonable level of the fees charged by the Adviser benefits the Fund and its shareholders. The Board then considered the fees charged to the Fund versus the Adviser's private clients, but agreed it was not an applicable comparison given the unique nature of the Fund and the extra burden of administration, compliance, deadlines, risk and regulations associated with the Fund that do not apply to the private accounts. The Board determined that the respective peer groups provided a better comparison and it found the Fund's fees reasonable.

4. Adviser, Costs, Level of Profits and Economies of Scale

The Board discussed the Adviser's costs of providing services to the Fund, as well as the resulting level of profits to the Adviser. The Board considered the Adviser's need to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements. The Trustees noted that at its present asset size, breakpoints in the Fund's advisory fee structure were not practicable, and that no economies of scale applied. The Board concluded that the Fund's cost structure is reasonable.

5. Ancillary Benefits

The Board considered a variety of other benefits received by the Adviser, including possible ancillary benefits to itself or its institutional management business. The Board noted that the Adviser ceased the use of third-party soft dollar products from trades by the Fund, and noted that the small relative size of the Fund compared to the Adviser's other business would suggest minimal possible fallout benefits.

6. Conclusions

Based on its review, including consideration of each of the factors referred to above, the Board concluded that the Agreement is fair and reasonable to the Fund and its shareholders, that the Fund's shareholders received, and should receive, reasonable value in return for the advisory fees paid to the Adviser by the Fund, and that the renewal of the Agreement was in the best interests of the Fund and its shareholders.

PROXY VOTING PROCEDURES (UNAUDITED)

The Adviser votes proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, free of charge, by calling toll-free 1-800-841-0199. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to the portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll-free 1-800-841-0199. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

FORM N-Q DISCLOSURE (UNAUDITED)

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters on Form N-Q. The Fund's Form N-Q is available without charge, upon request, by calling 1-800-841-0199. Furthermore, you can obtain the Form N-Q on the SEC's website at www.sec.gov.

TRUSTEES AND OFFICER INFORMATION (Unaudited)

     The Board of Trustees is responsible for the overall management of the Trust's business. The Board of Trustees approves all significant agreements between the Trust and persons or companies furnishing services to it, including all agreements with the Adviser, Administrator, Custodian and Transfer Agent. The Board of Trustees delegates the day-to-day operations of the Trust to its Officers, subject to the Fund's investment objective and policies and to general supervision by the Board of Trustees. The Statement of Additional Information includes additional information about the Trust's Trustees and is available, without charge, by calling 1- 800-841-0199.

     The Trustees and Officers of the Trust, their business addresses and principal occupations during the past five years are:

                                                                                                  NUMBER OF
                                                                                                PORTFOLIOS IN
                                                                                                    FUND
                                                                                                  COMPLEX        OTHER
                                                                                                OVERSEEN BY   DIRECTORSHIPS
NAME, ADDRESS,        POSITION(S) HELD    YEAR                PRINCIPAL                            DIRECTOR        HELD
                         WITH TRUST   ELECTED (1)   OCCUPATION(S) DURING PAST FIVE YEARS
-------------------------------------------------------------------------------------------------------------------------------
Kenneth L. Fisher*      President         1996  Chief Executive Officer and majority                 N/A         None
(born 1950)                                     shareholder of Fisher Investments, Inc., the sole
13100 Skyline Blvd.                             shareholder of the Adviser, and has served in
Woodside, CA 94062                              such capacities since the incorporation of the
                                                Adviser in 1986. Prior thereto, he was the
                                                founder of Fisher Investments, a sole
                                                proprietorship which commenced operations in
                                                1979.

Pierson E. Clair III    Trustee           1996  President and Chief Executive Officer of              2         Signature
(born 1948)                                     Brown & Haley since 1998 (fine confectioners);                  Foods, Inc.
13100 Skyline Blvd.                             Vice President of Blummer Chocolate Company from
Woodside, CA 94062                              1980 to 1997, where he had been employed
                                                since 1970.

Scott LeFevre           Trustee           2001  Sole proprietor of LeFevre Capital Management,        2         None
(born 1957)                                     a registered investment adviser.
13100 Skyline Blvd.
Woodside, CA 94062

Alfred D. McKelvy, Jr.  Trustee           2003  President and Chief Executive Officer of              2         Diablo Valley
(born 1948)                                     Omnimetric Services, LLC. since 2009,                           Bank; East Bay
13100 Skyline Blvd.                             Executive Director of the law firm of Berding &                 BOMA.
Woodside, CA 94062:                             Weil, LLP since 1990.

Bryan F. Morse          Trustee           1996  Retired.  Prior to retirement, sole proprietor
(born 1952)                                     of Bryan F. Morse, RIA, a registered investment
13100 Skyline Blvd.                             adviser from 1990 to 2011.                            2         None
Woodside, CA 94062

Grover T. Wickersham    Trustee           1996  Attorney  in  private practice in Palo Alto,          2         None
(born 1949)                                     California. Prior to entering private practice in
13100 Skyline Blvd.                             June of 1981, served as a Branch Chief of the
Woodside, CA 94062                              Los Angeles Regional Office of the U.S.
                                                Securities and Exchange Commission.

Tom Fishel              Chief             2005  Vice President and Chief Compliance Officer of        N/A       None
(born 1960)             Compliance              the Adviser. Vice President of Charles Schwab
13100 Skyline Blvd.     Officer                 & Co., Inc. from 1995 to 2004, where he had
Woodside, CA 94062                              been employed since 1983.

Keith Shintani          Secretary and     2006  Vice President of U.S. Bancorp Fund Services,         N/A       None
(born 1963)             Assistant               LLC and its predecessor, Investment Company
2020 East Financial Way Treasurer               Administration, LLC since 1998.
Glendora, CA 91741

--------

(1) Trustees and officers of the Funds serve until their resignation, removal or retirement.

* "Interested person" of the Trust, as defined in the 1940 Act.


                                       21

                                                                                                  NUMBER OF
                                                                                                PORTFOLIOS IN
                                                                                                    FUND
                                                                                                  COMPLEX        OTHER
                                                                                                OVERSEEN BY   DIRECTORSHIPS
NAME, ADDRESS,        POSITION(S) HELD    YEAR                PRINCIPAL                            DIRECTOR        HELD
                         WITH TRUST   ELECTED (2)   OCCUPATION(S) DURING PAST FIVE YEARS
-------------------------------------------------------------------------------------------------------------------------------

Shannon Fenton          Treasurer       2011    Assistant Vice President of U.S. Bancorp              N/A       None
(born 1974)                                     Fund Services, LLC since 2007.
2020 East Financial Way
Glendora, CA 91741










(2) Trustees and officers of the Funds serve until their resignation, removal or retirement.
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                                 PRIVACY NOTICE

FISHER ASSET MANAGEMENT, LLC (doing business as Fisher Investments) and THE PURISIMA FUNDS collect non-public information about you from the following sources:

o    Information we receive about you on applications or other forms;

o    Information you give us orally; and

o    Information about your transactions with us or others.

We are committed to protecting your privacy and your non-public personal information. We do not sell or market your non-public personal information to unaffiliated organizations. We maintain physical, electronic and procedural safeguards to guard your non-public personal information. We hold our employees to strict standards of conduct regarding confidentiality, and employees who violate our Privacy Policy are subject to disciplinary process. We restrict access to your information to those employees who need to know that information to carry out their duties.

We do not disclose any non-public personal information about our clients or former clients without the client's authorization, except as permitted by law. We may disclose the non-public information we collect to employees and affiliates, and unaffiliated third parties as permitted by law. Third parties may include law enforcement agencies, government and regulatory authorities, and professionals such as our legal counsel and auditors, and we may disclose information for reasons such as audit purposes, prevention of fraud or money laundering, protection of confidentiality, compliance with laws, and to provide agreed upon products and services to you. Third parties may also include service providers performing financial services for us (such as brokers and custodians) and service providers performing non-financial services for us (such as third parties performing computer related or data maintenance, marketing or other services for us or to assist us in offering our products and services to you). It is our policy to require all third party service providers that will receive information to sign strict confidentiality agreements agreeing to safeguard such information and use it only for the purpose it was provided.





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ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual reports.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

ITEM 6. INVESTMENTS.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end investment companies.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant's President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant's service provider.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) (1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. 1) Incorporated by reference to the Registrant's Form N-CSR filed November 10, 2003.

     (2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

     (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

         The Purisima Funds

         By  /s/ Kenneth L. Fisher
             ----------------------------
             Kenneth L. Fisher, President

         Date  5/4/2011



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         By  /s/ Kenneth L. Fisher
             ----------------------------
             Kenneth L. Fisher, President

         Date  5/4/2011


         By  /s/ Shannon Fenton
             ----------------------------
             Shannon Fenton, Treasurer

         Date  5/4/2011